Revenue - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 59	$ 1,411
Revenue	1,165,787	964,680
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	0	8,032
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Uncollected consideration	0	$ 9,482
Variable consideration - unpriced contract modifications | Customer One
Disaggregation of Revenue [Line Items]
Revenue derecognized	8,044
Variable consideration - unpriced contract modifications | Customer Two
Disaggregation of Revenue [Line Items]
Revenue derecognized	$ 822